Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share of Common Stock
The following table presents the computation of basic and diluted income (loss) per share of common stock:

	For the year ended December 31,
($ in millions and shares in thousands, except per share amounts)	2022	2021	2020
Numerator:
Net income (loss) from continuing operations attributable to IGT PLC	275	65	(939)
Net income from discontinued operations attributable to IGT PLC	—	417	41
Net (loss) income attributable to IGT PLC	275	482	(898)

Denominator:
Weighted-average shares - basic	201,825	204,954	204,725
Incremental shares under stock based compensation plans	1,589	1,841	—
Weighted-average shares - diluted	203,414	206,795	204,725

Net income (loss) from continuing operations attributable to IGT PLC per common share - basic	1.36	0.32	(4.59)
Net income (loss) from continuing operations attributable to IGT PLC per common share - diluted	1.35	0.31	(4.59)
Net income from discontinued operations attributable to IGT PLC per common share - basic	—	2.03	0.20
Net income from discontinued operations attributable to IGT PLC per common share - diluted	—	2.02	0.20
Net income (loss) attributable to IGT PLC per common share - basic	1.36	2.35	(4.39)
Net income (loss) attributable to IGT PLC per common share - diluted	1.35	2.33	(4.39)